Details of Certain Accounts - Summary of Property and equipment, net (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 186,147	$ 168,308
Less: Accumulated depreciation	(70,010)	(61,925)
Property and equipment, net of accumulated depreciation	116,137	106,383
SOLV Energy Holdings LLC [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		168,308	$ 106,977
Less: Accumulated depreciation		(61,925)	(39,342)
Property and equipment, net of accumulated depreciation		106,383	67,635
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	92,585	80,022
Machinery and Equipment [Member] | SOLV Energy Holdings LLC [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		80,022	41,267
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,454	4,391
Vehicles [Member] | SOLV Energy Holdings LLC [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		4,391	3,672
Vehicles under finance leases [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	64,125	56,724
Vehicles under finance leases [Member] | SOLV Energy Holdings LLC [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		56,724	39,160
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,845	2,845
Furniture and Fixtures [Member] | SOLV Energy Holdings LLC [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		2,845	2,794
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	15,255	15,214
Leaseholds and Leasehold Improvements [Member] | SOLV Energy Holdings LLC [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		15,214	13,875
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,357	5,305
Computer Equipment [Member] | SOLV Energy Holdings LLC [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		5,305	5,178
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,059	3,340
Construction in Progress [Member] | SOLV Energy Holdings LLC [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		3,340	1,031
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 467	467
Land and Building [Member] | SOLV Energy Holdings LLC [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 467	$ 0